Intangible Assets, Net (Tables)	12 Months Ended
Feb. 29, 2020
Intangible Assets Net Excluding Goodwill [Abstract]
Summary of Intangible Assets, Net

Intangible assets, net, consisted of the following:

	As at
	February 28, 2019	February 29, 2020
	RMB	RMB	USD
Trade name	37,400	37,400	5,350
Student base and customer relationship	7,940	7,940	1,136
School cooperation agreements	1,000	1,000	143
Non-compete agreements	670	670	96
Purchased software	322	322	46
Total	47,332	47,332	6,771
Less: accumulated amortization	3,435	7,763	1,111
impairment loss	—	30,804	4,406
Intangible assets, net	43,897	8,765	1,254